Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document and Entity Information
Document Type	6-K
Entity Registrant Name	TotalEnergies SE
Document Period End Date	Jun. 30, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity Central Index Key	0000879764
Amendment Flag	false